Net Loss Attributable to Host Inc. (Detail) (HOST HOTELS & RESORTS, INC., USD $) In Millions, unless otherwise specified	3 Months Ended						4 Months Ended		12 Months Ended
	Sep. 09, 2011	Jun. 17, 2011	Mar. 25, 2011	Sep. 10, 2010	Jun. 18, 2010	Mar. 26, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
HOST HOTELS & RESORTS, INC.
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss from continuing operations, net of tax									$ (10)	$ (126)	$ (191)
Discontinued operations, net of tax									(5)	(4)	(61)
Net loss attributable to the reporting entity	$ (33)	$ 62	$ (60)	$ (58)	$ 18	$ (84)	$ 17	$ (6)	$ (15)	$ (130)	$ (252)